Consolidated Income Statement - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Continuing operations
Net operating revenue	$ 9,673	$ 11,157	$ 18,107	$ 21,969
Cost of goods sold and services rendered	(5,940)	(5,950)	(10,889)	(10,572)
Gross profit	3,733	5,207	7,218	11,397
Operating expenses
Selling and administrative	(139)	(127)	(257)	(248)
Research and development	(165)	(151)	(304)	(272)
Pre-operating and operational stoppage	(103)	(111)	(227)	(265)
Other operating expenses, net	(388)	(445)	(607)	(711)
Impairment reversal (impairment) and results on disposal of non-current assets, net	(66)	(82)	(70)	990
Operating income	2,872	4,291	5,753	10,891
Financial income	106	137	227	287
Financial expenses	(397)	(372)	(717)	(667)
Other financial items, net	134	1,056	(197)	959
Equity results and other results in associates and joint ventures	5	(56)	(50)	155
Income before income taxes	2,720	5,056	5,016	11,625
Income taxes	(1,792)	(911)	(2,210)	(3,002)
Net income from continuing operations	928	4,145	2,806	8,623
Net income attributable to noncontrolling interests	36	52	77	74
Net income from continuing operations attributable to Vale's shareholders	892	4,093	2,729	8,549
Discontinued operations
Net income from discontinued operations		2,058		2,060
Net income from discontinued operations attributable to Vale's shareholders		2,058		2,060
Net income	928	6,203	2,806	10,683
Net income attributable to noncontrolling interests	36	52	77	74
Net income attributable to Vale's shareholders	$ 892	$ 6,151	$ 2,729	$ 10,609